DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (Detail) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013	Mar. 31, 2014	Apr. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2010	Aug. 31, 2009
Capital Lease Asset Purchase Commitment [Line Items]
Repayment of outstanding credit facility	$ 100,000,000	$ 105,000,000	$ 190,000,000	$ 78,000,000	$ 199,000,000
Collateralized Mortgage Backed Securities [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt extinguishment						423,000,000
Amount of 1992 mortgage bonds used to secure letter of credit facilities						423,000,000
Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Repayment of outstanding credit facility							90,000,000
Unsecured Debt [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt face amount		150,000,000					150,000,000		150,000,000	91,000,000
Fixed interest rate of long-term debt		5.00%	5.75%				5.00%	6.375%	3.85%	4.00%
Debt extinguishment					193,000,000			91,000,000
Unsecured Debt [Member] | Variable Rate Bonds [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt face amount				100,000,000
Effective interest rate			0.87%	0.95%
Unsecured Debt [Member] | Minimum [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed interest rate of long-term debt			0.85%
Unsecured Debt [Member] | Maximum [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed interest rate of long-term debt			0.95%
Line of Credit [Member] | Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Repayment of outstanding credit facility									72,000,000
Variable Rate Demand Obligation [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt face amount			115,000,000								37,000,000
Debt extinguishment			100,000,000
Derivative amount of hedged item												$ 50,000,000
Fixed rate of interest related to interest rate swap												2.40%